Rule 497(d)

               DEAN WITTER SELECT MUNICIPAL TRUST
             INSURED CALIFORNIA PORTFOLIO SERIES 63
     INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES 9

                    SUPPLEMENT TO PROSPECTUS
                     DATED JANUARY 16, 1996


          The sales charge in the secondary market will reflect different rates depending upon the maturities of the various underlying Securities as follows:

                         (as percent of bid  (as percent of
Time to Maturity          side evaluation)   Offering Price

Less than 1 year                       0%                0%
Over 1 year to 2 years             0.756%             0.75%
Over 2 years to 3 years            1.523%             1.50%
Over 3 years to 6 years            2.564%             2.50%
Over 6 years to 10 years           3.627%             3.50%
Over 10 years to 14 years          4.712%             4.50%
15 years and over                  5.820%             5.50%

     The prospectus included in the Registration Statement for Dean Witter Select Municipal Trust, Insured California Portfolio
Series 63 and Insured California Intermediate Term Portfolio
Series 9 is hereby incorporated by reference.